NUVEEN CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND

SUPPLEMENT DATED NOVEMBER 23, 2020

TO THE PROSPECTUS DATED JUNE 30, 2020

The liquidation of Nuveen California Intermediate Municipal Bond Fund is complete. Any references to Nuveen California Intermediate Municipal Bond Fund in this prospectus are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-CAIP-1120P

NUVEEN CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND

SUPPLEMENT DATED NOVEMBER 23, 2020

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 30, 2020

The liquidation of Nuveen California Intermediate Municipal Bond Fund is complete. Any references to Nuveen California Intermediate Municipal Bond Fund in this statement of additional information are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-CAISAI-1120P